MERRILL LYNCH
EUROFUND




FUND LOGO





Quarterly Report

January 31, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper

MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION

Pie graph depicting Portfolio Information As a Percentage of Stocks As of January 31, 1998

Denmark                  0.2%
Ireland                  0.9%
Emerging Europe*         1.5%
Switzerland              2.9%
Italy                    8.7%
Germany                 13.7%
France                  19.6%
Netherlands             14.0%
Sweden                   5.6%
Finland                  4.3%
Norway                   1.9%
Spain                    1.8%
Portugal                 0.5%
United Kingdom          24.4%

[FN]
*Countries include Croatia,
 Hungary, Poland, Romania,
 Slovakia and Turkey.


EUROPEAN STOCK MARKET PERFORMANCE


Bar graph depicting European Stock Market Performance in terms of Total Return for the Three-Month Period Ended January 31, 1998 In US dollars*


Norway                 -15.0%
Finland                - 2.6%
Sweden                 + 1.1%
Netherlands            + 3.4%
France                 + 9.5%
United Kingdom         + 9.5%
Germany                +10.9%
Denmark                +11.3%
Ireland                +12.6%
Switzerland            +13.0%
Spain                  +17.8%
Italy                  +22.2%

Source: Financial Times/
Standard & Poor's--
Actuaries Index.

[FN]
*For the three-month period
 ended January 31, 1998,
 total investment return for
 the Financial Times/
 Standard & Poor's--
 Actuaries Europe Index
 was +9.71%.



Merrill Lynch EuroFund
January 31, 1998


DEAR SHAREHOLDER


During the quarter ended January 31, 1998, the unmanaged Financial Times/Standard and Poor's--Actuaries Europe Index had a total return of +9.71%, while the total return for the unmanaged Morgan Stanley Capital International Europe Index was +9.63%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares' total returns were +3.61%, +3.31%, +3.29% and +3.50%, respectively. The Fund's underperformance was attributable to its defensive cash position, its focus on value stocks and its underexposure to those areas of the market which experienced or anticipated significant mergers and acquisitions (principally financials and pharmaceuticals). (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 to 6 of this report to shareholders.)

While the European stock markets were very volatile during the January quarter as expected, their overall strength surprised many investors. For most of the quarter, in spite of the deteriorating situation in Asia, significant corporate earnings risk and the escalating tensions with Iraq, the markets were driven by abundant liquidity. Investors focused on the benefits of lower bond yields, lower inflation, more moderate economic growth, stable or falling interest rates and a strong US dollar. In fact, with the Asian financial crisis appearing to stabilize, many investors viewed the scenario positively, with the Asian problems acting as a gentle brake on a strong US economy.

Within the markets, there has been a shift in sentiment. Prior to October 1997, investors were beginning to focus on value stocks as a result of rising economic growth in most areas of the world. Since October, investment patterns have swung violently in the other direction, with investors indiscriminately selling value/economically sensitive stocks and channelling new investments into defensive businesses such as pharmaceuticals, utilities and foods, which were already richly valued before October. Effectively, expensive stocks have become more expensive and inexpensive stocks even more inexpensive. Defensive businesses currently have aggressive valuations, while riskier businesses are valued on recession ratings.

Ironically, the Asian financial crisis may have positive long-term implications for economically sensitive stocks. Much of the pressure on prices of global manufactured goods has been caused by rapid growth of Asian capacity. Future investment projects are already being cancelled, and those that proceed will have to do so on a sound financial and commercial basis. The supply/demand situation over the next few years could conceivably improve, putting upward pressure on prices. Although deflationary in the short term, this episode may well have longer-term inflationary consequences.

The economic growth outlook in Europe has been clouded by developments in Asia, but as yet there is limited evidence of any impact. Growth patterns are clearly diverging. In the United Kingdom, the strength of sterling is impacting exports, and successive interest rate increases have begun to dampen consumers' appetites. In Continental Europe, growth continues to broaden. As export prospects dim, we hope that consumer spending and investment will accelerate to enable overall real growth to remain at about 2.5%. In peripheral European economies, historically low interest rates are causing growth to accelerate. If, as expected, interest rates fall further in preparation for the European Monetary Union, growth could become uncomfortably strong with little chance of further fiscal tightening to compensate.

A key feature of the last few months has been a further acceleration in merger and acquisition activity, principally in the financial and pharmaceutical sectors. Much of the performance in these sectors has been driven by merger and acquisition announcements, and most stocks in these sectors are discounting further activity. While more corporate activity is likely, there are many speculatively priced stocks where hopes could be unfulfilled, in our view.

Investment Strategy
As markets rose in the latter part of the year and valuations became increasingly unattractive, we continued to raise the Fund's cash level, which stood at 15.8% of net assets at January 31, 1998. Additionally, the Fund had currency hedges in place in the United Kingdom and Germany which covered approximately 3% of the Fund's net assets. With the US dollar having benefited from its safe haven status and with the US trade deficit likely to deteriorate, we held the Fund's cash reserves primarily in Deutschemarks.

Merrill Lynch EuroFund
January 31, 1998


At the geographic level, we made few changes to the Fund's portfolio. We are currently reviewing the Fund's high exposure to Italy, since this liquidity-driven market has begun to lose touch with fundamentals, in our opinion. At the sector level, we further reduced the Fund's exposure to defensive areas where valuations have reached levels which we cannot justify regardless of the valuation approach. At the same time, we began cautiously adding to our value positions in the belief that as the Asian financial situation stabilizes, these areas will once again attract investor attention, with the added comfort that should valuations remain this low, corporate activity in these sectors is likely to escalate.

In Conclusion
Markets in general have reached new highs, and valuations are very extended by historical standards. In an ideal investment environment this could be justified, but given the current uncertainties and risks we believe that we should follow a cautious strategy. Therefore, our overall stance is to focus on value situations, avoid areas of speculative excess and retain an above-average cash weighting in an attractively valued currency.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Adrian C. Holmes)
Adrian C. Holmes
Senior Vice President and Portfolio Manager



March 3, 1998

Merrill Lynch EuroFund
January 31, 1998


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                       +24.87%        +18.31%
Five Years Ended 12/31/97                 +19.39         +18.11
Inception (10/26/88)
through 12/31/97                          +13.82         +13.15

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/97                       +23.52%        +19.52%
Five Years Ended 12/31/97                 +18.16         +18.16
Ten Years Ended 12/31/97                  +11.97         +11.97

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/97                       +23.54%        +22.54%
Inception (10/21/94)
through 12/31/97                          +17.09         +17.09

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                       +24.58%        +18.04%
Inception (10/21/94)
through 12/31/97                          +18.03         +16.06

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch EuroFund
January 31, 1998


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
10/26/88--12/31/88                 $ 8.83      $ 8.83        $0.023           --          + 0.26%
1989                                 8.83       10.99          --           $0.087        +25.48
1990                                10.99       10.53          --            0.230        - 2.23
1991                                10.53       11.75          --            0.451        +16.20
1992                                11.75       11.12          --             --          - 5.36
1993                                11.12       14.67          --             --          +31.92
1994                                14.67       13.62         0.737          0.889        + 4.29
1995                                13.62       14.27         0.986          0.071        +12.72
1996                                14.27       14.99         1.725          1.047        +25.26
1997                                14.99       15.61         1.834          1.244        +24.87
1/1/98--1/31/98                     15.61       15.96          --             --          + 2.24
                                                             ------         ------
                                                       Total $5.305   Total $4.019

                                                  Cumulative total return as of 1/31/98: +235.46%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary--Class B Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
1/30/87--12/31/87                  $10.00      $ 8.61        $0.737         $0.055        - 5.98%
1988                                 8.61        8.80         0.023          0.126        + 3.98
1989                                 8.80       10.85          --            0.071        +24.13
1990                                10.85       10.38          --            0.124        - 3.26
1991                                10.38       11.59          --            0.332        +15.08
1992                                11.59       10.85          --             --          - 6.38
1993                                10.85       14.17          --             --          +30.60
1994                                14.17       12.95         0.737          0.889        + 3.24
1995                                12.95       13.36         0.986          0.071        +11.52
1996                                13.36       13.85         1.725          0.886        +24.00
1997                                13.85       14.18         1.834          1.068        +23.52
1/1/98--1/31/98                     14.18       14.49          --             --          + 2.19
                                                             ------         ------
                                                       Total $6.042   Total $3.622

                                                  Cumulative total return as of 1/31/98: +197.65%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Merrill Lynch EuroFund
January 31, 1998


PERFORMANCE DATA (concluded)

Performance Summary--Class C Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
10/21/94--12/31/94                 $15.08      $12.94        $0.737         $0.889        - 3.07%
1995                                12.94       13.35         0.986          0.071        +11.53
1996                                13.35       13.77         1.725          0.940        +23.93
1997                                13.77       14.07         1.834          1.081        +23.54
1/1/98--1/31/98                     14.07       14.37          --             --          + 2.13
                                                             ------         ------
                                                       Total $5.282   Total $2.981

                                                   Cumulative total return as of 1/31/98: +69.05%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
10/21/94--12/31/94                 $15.75      $13.61        $0.737         $0.889        - 2.93%
1995                                13.61       14.22         0.986          0.071        +12.44
1996                                14.22       14.92         1.725          1.006        +24.90
1997                                14.92       15.52         1.834          1.205        +24.58
1/1/98--1/31/98                     15.52       15.86          --             --          + 2.19
                                                             ------         ------
                                                       Total $5.282   Total $3.171

                                                   Cumulative total return as of 1/31/98: +73.55%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results*
                                                                                      12 Month      3 Month
                                                1/31/98     10/31/97     1/31/97      % Change      % Change
ML EuroFund Class A Shares                       $15.96      $18.47      $15.36       +16.23%(1)    -3.34%(1)
ML EuroFund Class B Shares                        14.49       16.92       14.18       +15.51(1)     -3.19(1)
ML EuroFund Class C Shares                        14.37       16.82       14.10       +15.32(1)     -3.33(1)
ML EuroFund Class D Shares                        15.86       18.35       15.29       +16.10(1)     -3.26(1)
ML EuroFund Class A Shares--Total Return                                              +24.59(2)     +3.61(2)
ML EuroFund Class B Shares--Total Return                                              +23.27(3)     +3.31(3)
ML EuroFund Class C Shares--Total Return                                              +23.22(4)     +3.29(4)
ML EuroFund Class D Shares--Total Return                                              +24.22(5)     +3.50(5)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $1.834 per share capital gains distributions.
(2)Percent change includes reinvestment of $1.243 per share ordinary income dividends and $1.834 per share capital gains distributions.
(3)Percent change includes reinvestment of $1.067 per share ordinary income dividends and $1.834 per share capital gains distributions.
(4)Percent change includes reinvestment of $1.080 per share ordinary income dividends and $1.834 per share capital gains distributions.
(5)Percent change includes reinvestment of $1.204 per share ordinary income dividends and $1.834 per share capital gains distributions.

Merrill Lynch EuroFund
January 31, 1998

SCHEDULE OF INVESTMENTS                                                                                  (in US dollars)
                            Shares                                                                               Percent of
Industries                   Held               Investments                         Cost            Value        Net Assets

Croatia
Banking                     90,000     Zagrebacka Banka D.D. (GDR)*         $    1,234,184     $    2,711,250         0.2%

Pharmaceuticals            237,492     Pliva D.D. (GDR)*                         2,053,449          3,799,872         0.2

                                       Total Investments in Croatia              3,287,633          6,511,122         0.4

Denmark

Textiles                    54,618     Carli Gry International A/S               1,634,028          3,203,517         0.2

                                       Total Investments in Denmark              1,634,028          3,203,517         0.2

Finland

Food                        73,092     Huhtamaki 'I' Group                       3,284,993          3,231,147         0.2

Metals & Mining            637,680     Outokumpu OY                              9,746,544          7,516,472         0.5

Paper & Forest             994,749     Enso-Gutzeit OY 'R' (Ordinary)
Products                               (Registered)                              7,886,415          8,080,237         0.5
                         1,959,500     Metsa Serla OY (Class B)                 14,945,500         14,678,830         1.0
                           642,706     UPM-Kymmene Corp.                        13,246,254         14,153,709         0.9
                                                                            --------------     --------------       ------
                                                                                36,078,169         36,912,776         2.4

Telecommunications         113,936     Nokia Oyj (Class A)                       7,780,615          8,987,533         0.6

                                       Total Investments in Finland             56,890,321         56,647,928         3.7

France

Automobiles &              117,405     Peugeot S.A.                             13,621,767         15,388,591         1.0
Equipment                   67,084     Sommer-Allibert S.A.                      1,992,759          2,280,243         0.1
                                                                            --------------     --------------       ------
                                                                                15,614,526         17,668,834         1.1

Banking                    215,431     Banque Nationale de Paris                 9,524,245         11,119,246         0.7
                           132,740     Societe Generale de France S.A.          14,428,676         17,225,471         1.1
                                                                            --------------     --------------       ------
                                                                                23,952,921         28,344,717         1.8

Communication              202,514     Alcatel Alsthom Cie Generale
Equipment                              d'Electricite S.A.                       19,117,289         26,841,194         1.7

Construction               211,631     Bouygues S.A.                            19,941,371         26,911,017         1.7

Electronics                 81,312     SGS-Thomson Microelectronics N.V.         3,745,574          5,566,174         0.4

Energy                     205,252     Elf Aquitaine S.A.                       22,846,684         23,155,263         1.5

Financial Services         150,200     Compagnie Financiere de Paribas S.A.      8,164,002         13,418,585         0.9
                            56,862     Societe EuraFrance S.A.                  17,514,553         22,896,827         1.5
                                                                            --------------     --------------       ------
                                                                                25,678,555         36,315,412         2.4

Hotels                      50,674     Accor S.A.                                7,100,272          9,962,968         0.6

Insurance                  447,410     Assurances Generales de France (AGF)     14,225,334         23,391,651         1.5
                           337,791     AXA-UAP                                  21,157,910         28,029,935         1.8
                                                                            --------------     --------------       ------
                                                                                35,383,244         51,421,586         3.3



Merrill Lynch EuroFund
January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                            Shares                                                                               Percent of
Industries                   Held               Investments                         Cost            Value        Net Assets

France (concluded)
Machinery                  177,431     Compagnie de Fives-Lille S.A.        $    9,488,305     $   10,644,703         0.7%

Metals & Steel           1,460,786     Usinor-Sacilor                           23,001,506         20,051,872         1.3

                                       Total Investments in France             205,870,247        256,883,740        16.5

Germany

Automobiles                197,781     Daimler-Benz AG                          13,452,925         13,855,478         0.9
                            47,638     Volkswagen AG                            22,283,651         27,489,469         1.8
                                                                            --------------     --------------       ------
                                                                                35,736,576         41,344,947         2.7

Chemicals                  234,870     BASF AG                                   8,019,324          7,950,927         0.5
                           445,345     Bayer AG                                 16,266,592         16,718,689         1.1
                            77,016     Henkel KGaA                               3,295,326          3,998,098         0.2
                           387,409     Henkel KGaA (Preferred)                  16,360,407         23,075,181         1.5
                           229,224     Hoechst AG                                7,590,623          8,054,155         0.5
                                                                            --------------     --------------       ------
                                                                                51,532,272         59,797,050         3.8

Construction                33,402     Philipp Holzmann AG                      12,511,136          7,300,984         0.5

Engineering                321,783     Kloeckner Werke AG                       14,985,368         20,696,098         1.3

Mining                     181,069     Thyssen AG                               39,083,719         37,925,545         2.4

Retail Trade                31,732     Karstadt AG                              11,171,623         10,698,713         0.7
                            55,190     Moebel Walther AG (Preferred)             2,067,520          1,806,492         0.1
                                                                            --------------     --------------       ------
                                                                                13,239,143         12,505,205         0.8

                                       Total Investments in Germany            167,088,214        179,569,829        11.5

Hungary

Financial Services          75,000     Euronet Services, Inc.                    1,038,281            806,250         0.1

                                       Total Investments in Hungary              1,038,281            806,250         0.1

Ireland

Building &                 686,394     CRH PLC                                   7,454,519          8,098,711         0.5
Construction

Food                       693,901     Greencore Group PLC                       3,481,856          3,537,996         0.3

                                       Total Investments in Ireland             10,936,375         11,636,707         0.8

Italy

Construction/              771,200     Italcementi S.p.A                         5,174,183          5,895,502         0.4
Building Materials

Diversified Holdings    45,173,130     MontEdison S.p.A.                        37,082,335         43,141,190         2.8

Telecommunications      13,030,022     Telecom Italia S.p.A.                    42,156,331         64,457,177         4.1

                                       Total Investments in Italy               84,412,849        113,493,869         7.3

Merrill Lynch EuroFund
January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                            Shares                                                                               Percent of
Industries                   Held               Investments                         Cost            Value        Net Assets

Netherlands
Chemicals                  133,140     Akzo Nobel                           $   16,709,629     $   24,102,764         1.5%
                           310,870     European Vinyls Corporation
                                       International N.V.                       11,599,987          5,579,525         0.4
                                                                            --------------     --------------       ------
                                                                                28,309,616         29,682,289         1.9

Construction               160,201     NBM-Amstelland N.V.                       4,257,207          4,056,508         0.3
                           112,725     Volker Wessels Stevin N.V.                2,455,437          3,625,354         0.2
                                                                            --------------     --------------       ------
                                                                                 6,712,644          7,681,862         0.5

Diversified Holdings       169,026     Internatio-Mueller N.V.                   3,606,779          5,165,480         0.3

Electrical Equipment       534,440     Philips Electronics N.V.                 24,896,538         36,087,338         2.3
                           113,948     Twentsche Kabel Holding N.V.              4,695,441          5,499,794         0.4
                                                                            --------------     --------------       ------
                                                                                29,591,979         41,587,132         2.7

Financial Services         376,515     ING Groep N.V.                           15,464,692         17,241,337         1.1

Paper & Forest           1,745,948     Koninklijke KNP BT N.V.                  37,897,195         43,871,019         2.8
Products

Steel                      174,270     Ispat International N.V.                  4,720,005          3,770,285         0.3
                           311,726     Ispat International N.V.
                                       (NY Registered Shares)                    7,365,895          6,741,075         0.4
                                                                            --------------     --------------       ------
                                                                                12,085,900         10,511,360         0.7

Telecommunications         545,294     Royal PTT Nederland N.V.                 19,395,059         23,568,128         1.5

Transport Services         117,568     Koninklijke Pakhoed N.V.                  4,561,548          3,621,425         0.3

                                       Total Investments in the Netherlands    157,625,412        182,930,032        11.8

Norway

Computer Software          213,154     Merkantildata ASA                         5,038,539          8,350,380         0.5

Oil & Gas Producers        786,098     Saga Petroleum A.S. (Class B)            10,970,845         12,287,156         0.8

Publishing                 262,196     Schibsted ASA                             5,407,096          4,288,487         0.3

                                       Total Investments in Norway              21,416,480         24,926,023         1.6

Poland

Chemicals                  387,805     Polifarb Wroclaw S.A.                       991,199          1,500,403         0.1

Electrical Equipment       598,719     Bydgoska Fabryka Kabli S.A.               1,787,466          4,345,405         0.2

Plastics                    70,000     Zaklady Lentex S.A.                         684,961            968,653         0.1

                                       Total Investments in Poland               3,463,626          6,814,461         0.4

Portugal

Construction/              225,000     Cimpor-Cimentos de Portugal S.A.          4,581,513          6,198,943         0.4
Building Materials
                                       Total Investments in Portugal             4,581,513          6,198,943         0.4


Merrill Lynch EuroFund
January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                            Shares                                                                               Percent of
Industries                   Held               Investments                         Cost            Value        Net Assets

Romania
Investments                135,000     Romanian Growth Fund                 $    1,390,500     $      675,000         0.0%

                                       Total Investments in Romania              1,390,500            675,000         0.0

Slovakia

Banking                     17,853     SKB Banka (GDR)*                            601,707            316,891         0.0

Metals & Mining            121,700     Zavod SNP                                 1,835,272            651,150         0.1

Pharmaceuticals             29,167     Slovakofarma                              2,128,863          3,075,139         0.2

                                       Total Investments in Slovakia             4,565,842          4,043,180         0.3

Spain

Utilities--Electric      1,229,684     Endesa S.A.                              20,903,532         23,724,062         1.5

                                       Total Investments in Spain               20,903,532         23,724,062         1.5

Sweden

Appliances                 237,683     Electrolux AB                            10,316,447         17,323,663         1.1

Engineering                127,619     SKF AB (Class A)                          2,229,577          2,486,718         0.2
                           189,250     Svedala Industry AB                       2,485,262          3,127,482         0.2
                                                                            --------------     --------------       ------
                                                                                 4,714,839          5,614,200         0.4

Insurance                  310,132     Skandia Forsakrings AB                    8,582,737         16,178,605         1.0

Metals & Steel           1,258,445     Avesta-Sheffield AB                      10,665,001          7,837,539         0.5

Paper & Forest             410,201     Mo och Domsjo AB (Class B)                9,851,669         10,699,444         0.7
Products                 6,095,550     Rottneros Bruks AB                        8,904,861          4,548,020         0.3
                           877,923     Stora Kopparbergs AB                     10,866,214         11,097,737         0.7
                                                                            --------------     --------------       ------
                                                                                29,622,744         26,345,201         1.7

                                       Total Investments in Sweden              63,901,768         73,299,208         4.7

Switzerland

Banking                     37,333     Credit Suisse Group (Registered)          3,752,564          5,941,407         0.4

Consumer Products           44,461     Societe Suisse pour la
                                       Microelectronique et
                                       l'Horlogerie AG (Registered)              6,244,014          5,714,781         0.4

Diversified Holdings       108,734     Oerlikon-Buehrle Holding AG              11,225,019         16,697,753         1.1

Machinery                   10,515     Saurer AG (Registered)                    5,184,656          8,692,552         0.5

Retail                       2,572     Fotolabo S.A.                             1,070,748            725,561         0.0

                                       Total Investments in Switzerland         27,477,001         37,772,054         2.4


Merrill Lynch EuroFund
January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                            Shares                                                                               Percent of
Industries                   Held               Investments                         Cost            Value        Net Assets

Turkey
Appliances              17,564,000     Ardem Pisirici Ve Isitici
                                       Cihazlar Sanayii A.S.                $    2,067,213     $    1,546,693         0.1%

                                       Total Investments in Turkey               2,067,213          1,546,693         0.1

United Kingdom

Airlines                   942,788     British Airways PLC                       7,966,834          7,934,626         0.5

Automobiles &            5,259,274     LucasVarity PLC                          16,920,886         17,791,040         1.1
Equipment

Banking                  1,561,595     National Westminster Bank PLC            19,323,886         27,943,946         1.8

Beverages                1,741,419     Allied Domecq PLC                        12,326,687         15,566,673         1.0
                           854,926     Bass PLC                                 11,136,382         13,552,065         0.9
                           617,140     Matthew Clark PLC                         6,049,421          1,643,904         0.1
                                                                            --------------     --------------       ------
                                                                                29,512,490         30,762,642         2.0

Chemicals                  940,697     Imperial Chemical Industries PLC         14,405,860         14,427,439         0.9
                         1,495,500     Inspec Group PLC                          6,707,529          5,181,166         0.3
                                                                            --------------     --------------       ------
                                                                                21,113,389         19,608,605         1.2

Computer/                  189,231     Misys PLC                                 3,506,785          7,220,784         0.5
Commercial/Office

Diversified Holdings    10,488,189     BTR PLC                                  36,158,111         28,109,269         1.8

Electronics                466,294     Fairey Group PLC                          3,936,939          3,581,483         0.2
                         2,162,162     General Electric Company PLC             14,158,564         13,532,942         0.9
                                                                            --------------     --------------       ------
                                                                                18,095,503         17,114,425         1.1

Financial Services         932,381     HSBC Holdings PLC                        28,260,928         24,379,152         1.6

Food                     1,404,882     Safeway PLC                               7,830,588          8,816,095         0.6

Food & Beverage          3,609,169     Unilever PLC                             19,516,576         28,414,116         1.8

Metals                     580,189     Johnson Matthey PLC                       5,297,007          4,863,983         0.3

Metals & Mining            858,187     Rio Tinto PLC (Registered)               13,701,314         10,967,153         0.7

Oil--Related               541,998     Expro International Group PLC             4,287,214          4,561,526         0.3

Retail                   1,082,901     W.H. Smith Group PLC                      6,617,463          7,883,910         0.5

Steel                    3,664,523     British Steel PLC                         7,541,936          7,904,904         0.5

Telecommunications       1,730,855     Cable & Wireless PLC                     12,596,679         16,462,238         1.1

Tobacco                  2,976,639     B.A.T. Industries PLC                    25,342,446         27,143,483         1.7

Utilities--                458,350     Anglian Water PLC                         4,170,424          6,396,764         0.4
Electric, Gas &            752,544     Energy Group PLC                          7,984,002          9,242,003         0.6
Water                      450,247     United Utilities PLC                      4,108,789          6,022,471         0.4
                                                                                16,263,215         21,661,238         1.4
                                                                            --------------     --------------       ------
                                       Total Investments in the
                                       United Kingdom                          299,853,250        319,543,135        20.5




Merrill Lynch EuroFund
January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
                            Face                                                                                Percent of
                           Amount           Short-Term Securities                  Cost             Value       Net Assets
Repurchase          US$ 24,994,000     SBC Warburg Dillon Read, Inc.,
Agreements**                           purchased on 1/30/1998 to
                                       yield 5.55% to 2/02/1998             $   24,994,000    $    24,994,000         1.6%

                                       Total Investments in
                                       Short-Term Securities                    24,994,000         24,994,000         1.6

Total Investments                                                           $1,163,398,085      1,335,219,753        85.8
                                                                            ==============
Foreign Time Deposits++                                                                           413,653,498        26.6

Variation Margin on Financial Futures Contracts++++                                                (1,168,364)       (0.1)

Liabilities in Excess of Other Assets                                                            (191,637,112)      (12.3)
                                                                                               --------------       ------
Net Assets                                                                                     $1,556,067,775       100.0%
                                                                                               ==============       ======

Net Asset       Class A--Based on net assets of $587,746,819 and
Value:                   36,827,838 shares outstanding                                         $        15.96
                                                                                               ==============
                Class B--Based on net assets of $763,907,947 and
                         52,723,515 shares outstanding                                         $        14.49
                                                                                               ==============
                Class C--Based on net assets of $24,423,180 and
                         1,699,707 shares outstanding                                          $        14.37
                                                                                               ==============
                Class D--Based on net assets of $179,989,829 and
                         11,345,322 shares outstanding                                         $        15.86
                                                                                               ==============


   *Global Depositary Receipts (GDR).
  **Repurchase Agreements are fully collateralized by US Government &
    Agency Obligations.
  ++Foreign time deposits bear interest at 3.50% and 3.25% with each maturing on 2/02/1998 and 2/03/1998, respectively.
++++Financial futures contracts sold as of January 31, 1998 were as follows:

    Number of                            Expiration
    Contracts   Issue       Exchange        Date            Value

      134     DAX Index       DTB        March 1998     $ 32,643,279
       70      FTSE 100      LIFFE       March 1998       15,606,201
                                                        ------------
    Total Financial Futures Contracts
    Sold (Total Contract Price--$45,807,373)            $ 48,249,480
                                                        ============


Merrill Lynch EuroFund
January 31, 1998


PORTFOLIO INFORMATION


As of January 31, 1998
                                         Percent of
Ten Largest Equity Holdings              Net Assets

Telecom Italia S.p.A.                        4.1%
Koninklijke KNP BT N.V.                      2.8
MontEdison S.p.A.                            2.8
Thyssen AG                                   2.4
Philips Electronics N.V.                     2.3
Unilever PLC                                 1.8
BRTPLC                                       1.8
AXA-UAP                                      1.8
National Westminster Bank PLC                1.8
Volkswagen AG                                1.8

                                         Percent of
Ten Largest Industries                   Net Assets

Telecommunications                           7.3%
Chemicals                                    7.0
Paper & Forest Products                      6.9
Diversified Holdings                         6.0
Financial Services                           5.2
Insurance                                    4.3
Banking                                      4.2
Electrical Equipment                         2.9
Construction                                 2.7
Automobiles                                  2.7



Equity Portfolio Changes for the
Quarter Ended January 31, 1998

 Additions

 British Airways PLC
 British Steel PLC
 Hoechst AG
 Ispat International N.V. (NY Registered Shares)
*Lloyds TSB Group PLC
 Nokia Oyj (Class A)
 Safeway PLC

 Deletions

 ABN Amro Holding N.V.
 Asda Group PLC
 Assicurazioni Generali
 British Telecommunications PLC
 Cadbury Schweppes PLC
 Castorama Dubois Investisse
 Christian Dior S.A.
 Compagnie Generale des Eaux
 Compagnie Industriali Riunite S.p.A. (CIR)
 France Telecom S.A.
 Gallaher Group PLC
 Gedeon Richter (GDR)
 Istituto Nazionale delle Assicurazioni (INA)
*Lloyds TSB Group PLC
 Muenchener Rueckversicherungs-Gesellschaft AG
 Novartis AG (Registered)
 Pilkington PLC
 Plettac AG
 Repsol S.A.
 Seat S.p.A.
 Severn Trent PLC
 South West Water PLC
 Tesco PLC
 Tupras-Turkiye Petrol Rafinerileri A.S.
 VEBA AG

[FN]
*Added and deleted in the same quarter.


Merrill Lynch EuroFund
January 31, 1998


OFFICERS AND TRUSTEES


Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Adrian C. Holmes, Senior Vice President and
  Portfolio Manager
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863